Income Taxes - Schedule of Deferred Income Taxes (Detail) - USD ($) $ in Thousands	Jan. 31, 2017	Jan. 31, 2016
Income Tax Disclosure [Abstract]
Accruals	$ 24,719	$ 29,734
Share based compensation	2,525	2,415
Intangibles	3,429	4,039
Foreign tax credit carryforwards	47,827	45,809
Tax loss carryforwards	70,966	49,154
Cumulative currency translation adjustment	5,068	6,588
Capital loss carryforwards	12,861	13,398
Other assets	1,418	2,330
Total deferred tax asset	168,813	153,467
Valuation allowance	(157,664)	(140,124)
Buildings, machinery and equipment	(6,687)	(6,519)
Convertible Notes	(1,530)	(2,422)
Unremitted foreign earnings	(4,782)	(6,593)
Other liabilities	(2,107)	(2,412)
Total deferred tax liability	(15,106)	(17,946)
Net deferred tax liability	$ (3,957)	$ (4,603)